As filed with the Securities and Exchange Commission on February 9, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2012

Date of reporting period:  12/31/2011

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2011 (Unaudited)

	Shares	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 96.80%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	7,500	$281,250	2.77%

BREAKFAST CEREAL MANUFACTURING
General Mills, Inc.	6,300	254,583	2.51

BREWERIES
Anheuser Busch InBev NV - ADR (b)	7,500	457,425	4.50

CLOTHING ACCESSORIES STORES
Hanesbrands, Inc. (a)	14,500	316,970	3.12

COMMERCIAL BANKING
Bank of New York Mellon Corp.	11,000	219,010	2.16

COMPUTER STORAGE DEVICE MANUFACTURING
EMC Corp. (a)	12,000	258,480	2.54

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Canadian Oil Sands Ltd. (c)	13,000	296,387	2.92
Devon Energy Corp.	3,750	232,500	2.29
Penn West Petroleum Ltd. (b)	15,000	297,000	2.92
		825,887	8.13
DATA PROCESSING
Fiserv, Inc. (a)	5,000	293,700	2.89

DEEP SEA FREIGHT TRANSPORTATION
Knightsbridge Tankers Ltd. (b)	12,500	170,875	1.68

DIRECT LIFE INSURANCE CARRIERS
Aon Corp.	8,500	397,800	3.92

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
Travelers Companies, Inc.	9,000	532,530	5.24

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	3,300	255,255	2.51

GENERAL MEDICAL AND SURGICAL HOSPITALS
HCA Holdings, Inc. (a)	12,000	264,360	2.60

HOME CENTERS
Lowe's Companies, Inc.	13,000	329,940	3.25

INSTRUMENT MANUFACTURING FOR MEASURING
Agilent Technologies, Inc. (a)	7,500	261,975	2.58

LINE-HAUL RAILROADS
Union Pacific Corp.	2,800	296,632	2.92

LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	4,000	292,760	2.88

MEDICAL LABORATORIES
Quest Diagnostics	5,000	290,300	2.86

	Shares	Fair	Percent of
	Amount	Value	Net Assets

MOTOR VEHICLE STEERING & SUSPENSION COMPONENTS MANUFACTURING
Titan International, Inc.	12,500	$243,250	2.39%

NUCLEAR ELECTRIC POWER GENERATION
Exelon Corp.	6,750	292,748	2.88

PETROLEUM REFINERIES
ConocoPhillips	4,500	327,915	3.23
Exxon Mobil Corp.	3,200	271,232	2.67
		599,147	5.90
PHARMACEUTICAL PREPARATION MANUFACTURING
Abbott Laboratories	7,000	393,610	3.88
Johnson & Johnson	4,000	262,320	2.58
		655,930	6.46
POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. Saskatchewan - ADR (b)	5,500	227,040	2.24

PROMOTERS OF PERFORMING ARTS, SPORTS & SIMILAR EVENTS WITH FACILITIES
Live Nation Entertainment, Inc. (a)	27,500	228,525	2.25

RADIO & TELEVISION & WIRELESS COMMUNICATION
CoreLogic, Inc. (a)	12,500	161,625	1.59

SERVICE INDUSTRY MACHINERY MANUFACTURING
CAE, Inc. (b)	33,000	320,100	3.15

SOFTWARE PUBLISHERS
Microsoft Corp.	18,000	467,280	4.60
Oracle Corp.	9,600	246,240	2.42
		713,520	7.02
SOLID WASTE LANDFILL
Waste Management, Inc.	12,000	392,520	3.86

TOTAL COMMON STOCKS (Cost $7,629,642)		9,834,137	96.80

SHORT-TERM INVESTMENTS - 3.36%
INVESTMENT COMPANIES
Fidelity Institutional Money Market Portfolio - Select Class, 0.14% (d)	341,045	341,045	3.36
TOTAL SHORT-TERM INVESTMENTS (Cost $341,045)		341,045	3.36

Total Investments (Cost $8,311,164) - 100.16%		10,175,182	100.16
Other Assets in Excess of Liabilities - (0.16)%		(16,596)	(0.16)%
TOTAL NET ASSETS - 100.00%		$10,158,586	100.16%

Notes:
ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed on a U.S. securities exchange.
(c)	Foreign issued security traded over-the-counter in the U.S.
(d)	Rate Shown is the 7-day yield as of December 31, 2011
The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

	Cost of investments	$ 8,323,801
	Gross unrealized appreciation	2,229,830
	Gross unrealized depreciation	(378,449)
	Net unrealized appreciation	$ 1,851,381

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure as of December 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –Model derived valuations in which one or more significant inputs or   significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Fund’s investments are carried at fair value.  Securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price, except for call options written for which the last quoted bid price is used.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Bonds & Notes - Bonds and notes are valued at the last quoted bid price obtained from independent pricing services.  Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices.

Open-End Mutual Funds – Investments in open-end mutual funds, including money market funds are generally valued at their net asset value per share provided by the service agent of the fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service; yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant; and other factors as necessary to determine a fair value under certain circumstances.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks
Amusement & Theme Parks	$ 281,250	$ -	$ -	$ 281,250
Breakfast Cereal Manufacturing	254,583	-	-	254,583
Breweries	457,425	-	-	457,425
Clothing Accessories Stores	316,970	-	-	316,970
Commercial Banking	219,010	-	-	219,010
Computer Storage Device Manufacturing	258,480	-	-	258,480
Crude Petroleum & Natural Gas Extraction	825,887	-	-	825,887
Data Processing	293,700	-	-	293,700
Deep Sea Freight Transportation	170,875	-	-	170,875
Direct Life Insurance Carriers	397,800	-	-	397,800
Direct Property & Casualty Insurance Carriers	532,530	-	-	532,530
Farm Machinery & Equipment Manufacturing	255,255	-	-	255,255
General Medical and Surgical Hospitals	264,360	-	-	264,360
Home Centers	329,940	-	-	329,940
Instrument Manufacturing For Measuring	261,975	-	-	261,975
Line-Haul Railroads	296,632	-	-	296,632
Local Messengers & Local Delivery	292,760	-	-	292,760
Medical Laboratories	290,300	-	-	290,300
Motor Vehicle Steering & Suspension Components Manufacturing	243,250	-	-	243,250
Nuclear Electric Power Generation	292,748	-	-	292,748
Petroleum Refineries	599,147	-	-	599,147
Pharmaceutical Preparation Manufacturing	655,930	-	-	655,930
Potash, Soda, & Borate Mineral Mining	227,040	-	-	227,040
Promoters of Performing Arts, Sports & Similar Events with Facilities	228,525	-	-	228,525
Radio & Television & Wireless Communication	161,625	-	-	161,625
Service Industry Machinery Manufacturing	320,100	-	-	320,100
Software Publishers	713,520	-	-	713,520
Solid Waste Landfill	392,520	-	-	392,520
Total Common Stocks	9,834,137	-	-	9,834,137
Short-Term Securities	341,045	-	-	341,045
Total Investments	$ 10,175,182	$ -	$ -	$ 10,175,182

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2011, the Fund recognized no significant transfers to/from level 1 and level 2.  There were no level 3 securities held in the fund during the period ended December 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)                  /s/ Gary B. Wood
Gary B. Wood, President

Date             02/06/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Gary B. Wood
Gary B. Wood,
President and Treasurer

Date             02/06/2012

* Print the name and title of each signing officer under his or her signature.